Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories, Net of Reserve	Inventories, net of reserve, consisted of the following:

	December 31, 2017	December 31, 2016
Raw materials	125	81
Work-in-process	787	756
Finished products	423	336

Total	1,335	1,173